INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets And Liabilities [Line Items]
Net operating loss carry forwards	$ 11,425	$ 13,158
Temporary differences related to R&D expenses	1,569	967
Temporary differences related to accrued employee costs	368	259
Deferred revenue and other	525	163
Total deferred tax asset before valuation allowance	13,887	14,547
Less - valuation allowance	(13,191)	(13,811)
Deferred tax asset	696	736
Intangible assets	(717)	(1,078)
Deferred tax liability	(717)	(1,078)
Deferred tax liability, net	(21)	(342)
Domestic Tax Authority [Member]
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability, net
Foreign Tax Authority [Member]
Deferred Tax Assets And Liabilities [Line Items]
Current deferred tax asset, net	33	8
Non-current deferred tax liability	(54)	(352)
Deferred tax liability, net	$ (21)	$ (344)